Average Annual Total Returns		12 Months Ended	41 Months Ended	48 Months Ended		55 Months Ended	57 Months Ended	60 Months Ended	69 Months Ended	71 Months Ended	74 Months Ended		80 Months Ended	84 Months Ended	91 Months Ended		103 Months Ended	115 Months Ended		120 Months Ended			123 Months Ended	127 Months Ended	128 Months Ended		148 Months Ended				163 Months Ended	164 Months Ended	170 Months Ended	174 Months Ended	180 Months Ended		187 Months Ended	189 Months Ended	210 Months Ended		211 Months Ended	289 Months Ended	360 Months Ended	399 Months Ended	407 Months Ended	417 Months Ended		434 Months Ended		437 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025 [26]	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025 [98]	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025
(MSIF - Counterpoint Global Portfolios) | Advantage Portfolio | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.56%						15.32%												18.13%																			14.57%	[2]
(MSIF - Counterpoint Global Portfolios) | Advantage Portfolio | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	17.88%						14.42%												14.82%																			12.19%	[2]
(MSIF - Counterpoint Global Portfolios) | Advantage Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent	[4]	18.96%						0.58%												12.36%																			12.01%
(MSIF - Counterpoint Global Portfolios) | Advantage Portfolio | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]	18.95%						(1.65%)												10.48%																			10.57%
(MSIF - Counterpoint Global Portfolios) | Advantage Portfolio | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]	11.23%						(0.24%)												9.65%																			9.87%
(MSIF - Counterpoint Global Portfolios) | Advantage Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		12.31%						(0.83%)												11.40%																	13.41%
(MSIF - Counterpoint Global Portfolios) | Advantage Portfolio | Class L
Prospectus [Line Items]
Average Annual Return, Percent	[4]	18.76%						0.44%												12.23%																			11.87%
(MSIF - Counterpoint Global Portfolios) | Advantage Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		16.65%						(0.48%)												11.35%					11.06%	[6]
(MSIF - Counterpoint Global Portfolios) | Advantage Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		19.01%						0.62%												12.41%							12.99%
(MSIF - Counterpoint Global Portfolios) | Global Endurance Portfolio | MSCI All Country World Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	22.34%						11.19%						14.00% [8]
(MSIF - Counterpoint Global Portfolios) | Global Endurance Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		24.63%						(3.35%)						12.69%
(MSIF - Counterpoint Global Portfolios) | Global Endurance Portfolio | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[9]	24.43%						(3.80%)						12.19%
(MSIF - Counterpoint Global Portfolios) | Global Endurance Portfolio | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.65%						(2.60%)						10.31%
(MSIF - Counterpoint Global Portfolios) | Global Endurance Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		17.78%						(4.72%)						11.43%
(MSIF - Counterpoint Global Portfolios) | Global Endurance Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		22.28%						(4.39%)						11.46%
(MSIF - Counterpoint Global Portfolios) | Global Endurance Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		24.72%						(3.31%)						12.74%
(MSIF - Counterpoint Global Portfolios) | Global Insight Portfolio | MSCI All Country World Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]	22.34%						11.19%												11.72%															9.85%	[11]
(MSIF - Counterpoint Global Portfolios) | Global Insight Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		16.07%						(1.19%)												12.43%															11.90%
(MSIF - Counterpoint Global Portfolios) | Global Insight Portfolio | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[12]	16.07%						(3.35%)												10.61%															10.19%
(MSIF - Counterpoint Global Portfolios) | Global Insight Portfolio | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.51%						(1.33%)												9.90%															9.62%
(MSIF - Counterpoint Global Portfolios) | Global Insight Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		9.63%						(2.55%)												11.48%															11.16%
(MSIF - Counterpoint Global Portfolios) | Global Insight Portfolio | Class L
Prospectus [Line Items]
Average Annual Return, Percent		15.13%						(2.02%)												11.48%															10.98%
(MSIF - Counterpoint Global Portfolios) | Global Insight Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		13.85%						(2.24%)												11.39%					10.39%	[13]
(MSIF - Counterpoint Global Portfolios) | Global Insight Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		16.08%				(1.00%)
(MSIF - Counterpoint Global Portfolios) | Global Permanence Portfolio | MSCI All Country World Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14]	22.34%						11.19%					12.22% [15]
(MSIF - Counterpoint Global Portfolios) | Global Permanence Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		27.96%						10.44%					12.69%
(MSIF - Counterpoint Global Portfolios) | Global Permanence Portfolio | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[16]	18.83%						6.63%					9.72%
(MSIF - Counterpoint Global Portfolios) | Global Permanence Portfolio | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.54%						7.03%					9.31%
(MSIF - Counterpoint Global Portfolios) | Global Permanence Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		20.80%						8.87%					11.40%
(MSIF - Counterpoint Global Portfolios) | Global Permanence Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		25.52%						9.24%					11.47%
(MSIF - Counterpoint Global Portfolios) | Global Permanence Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		27.95%						10.49%					12.75%
(MSIF - Counterpoint Global Portfolios) | Growth Portfolio | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17]	18.56%						15.32%												18.13%																										11.29%	[18]
(MSIF - Counterpoint Global Portfolios) | Growth Portfolio | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[19]	17.37%						13.59%												14.59%																										10.92%	[18]
(MSIF - Counterpoint Global Portfolios) | Growth Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		24.78%						1.83%												16.01%																										12.00%
(MSIF - Counterpoint Global Portfolios) | Growth Portfolio | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[20]	24.78%						0.06%												13.38%
(MSIF - Counterpoint Global Portfolios) | Growth Portfolio | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.67%						0.92%												12.45%
(MSIF - Counterpoint Global Portfolios) | Growth Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		17.89%						0.48%												15.08%																							11.14%
(MSIF - Counterpoint Global Portfolios) | Growth Portfolio | Class L
Prospectus [Line Items]
Average Annual Return, Percent		23.83%						1.07%												15.13%												15.02%
(MSIF - Counterpoint Global Portfolios) | Growth Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		22.50%						0.82%												15.02%					14.36%	[21]
(MSIF - Counterpoint Global Portfolios) | Growth Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		24.90%						1.92%												16.11%							15.96%
(MSIF - Counterpoint Global Portfolios) | Inception Portfolio | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[22]	13.01%						3.18%												9.57%																												8.13%	[23]
(MSIF - Counterpoint Global Portfolios) | Inception Portfolio | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[24]	17.15%						13.15%												14.29%																												10.79%	[23]
(MSIF - Counterpoint Global Portfolios) | Inception Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		1.07%						(4.51%)												12.75%																												11.17%
(MSIF - Counterpoint Global Portfolios) | Inception Portfolio | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[25]	1.07%						(6.10%)												9.43%
(MSIF - Counterpoint Global Portfolios) | Inception Portfolio | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.63%						(3.81%)												9.14%
(MSIF - Counterpoint Global Portfolios) | Inception Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(4.51%)						(5.84%)												11.81%																							10.22%
(MSIF - Counterpoint Global Portfolios) | Inception Portfolio | Class L
Prospectus [Line Items]
Average Annual Return, Percent		0.23%						(5.38%)												11.78%													11.07%
(MSIF - Counterpoint Global Portfolios) | Inception Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		(1.00%)						(5.56%)									11.88%
(MSIF - Counterpoint Global Portfolios) | Inception Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		1.12%						(4.48%)												12.82%							9.87%
(MSIF - Counterpoint Global Portfolios) | Permanence Portfolio | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[27]	17.88%						14.42%	20.25% [28]
(MSIF - Counterpoint Global Portfolios) | Permanence Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		18.20%						9.56%	16.89%
(MSIF - Counterpoint Global Portfolios) | Permanence Portfolio | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[29]	13.03%						6.01%	13.13%
(MSIF - Counterpoint Global Portfolios) | Permanence Portfolio | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.34%						6.47%	12.46%
(MSIF - Counterpoint Global Portfolios) | Permanence Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		11.53%						8.01%	15.41%
(MSIF - Counterpoint Global Portfolios) | Permanence Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		15.77%						8.34%	15.58%
(MSIF - Counterpoint Global Portfolios) | Permanence Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		18.13%						9.62%	16.94%
(MSIF - Counterpoint Global Portfolios) | Vitality Portfolio | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[30]	17.15%		10.22%	[31]
(MSIF - Counterpoint Global Portfolios) | Vitality Portfolio | Russell 3000® Health Care Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[32]	14.02%		2.98%	[31]
(MSIF - Counterpoint Global Portfolios) | Vitality Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		15.10%		(8.88%)
(MSIF - Counterpoint Global Portfolios) | Vitality Portfolio | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[33]	14.45%		(9.28%)
(MSIF - Counterpoint Global Portfolios) | Vitality Portfolio | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.99%		(6.68%)
(MSIF - Counterpoint Global Portfolios) | Vitality Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		8.66%		(10.39%)
(MSIF - Counterpoint Global Portfolios) | Vitality Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		12.63%		(9.89%)
(MSIF - Counterpoint Global Portfolios) | Vitality Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		14.95%		(8.84%)
(MSIF - Opportunity Portfolios) | Asia Opportunity Portfolio | MSCI All Country Asia ex Japan Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[34]	32.26%						3.73%												8.55%	8.52%	[35]
(MSIF - Opportunity Portfolios) | Asia Opportunity Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		5.50%						(6.11%)												9.27%	9.30%
(MSIF - Opportunity Portfolios) | Asia Opportunity Portfolio | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[36]	4.25%						(6.43%)												8.90%	8.93%
(MSIF - Opportunity Portfolios) | Asia Opportunity Portfolio | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.39%						(4.55%)												7.51%	7.54%
(MSIF - Opportunity Portfolios) | Asia Opportunity Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(0.38%)						(7.40%)												8.33%	8.37%
(MSIF - Opportunity Portfolios) | Asia Opportunity Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.35%						(7.09%)												8.28%	8.30%	[37]
(MSIF - Opportunity Portfolios) | Asia Opportunity Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		5.59%						(6.04%)												9.33%	9.36%
(MSIF - Opportunity Portfolios) | Developing Opportunity Portfolio | MSCI Emerging Markets Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[38]	33.57%						4.20%		6.69% [39]
(MSIF - Opportunity Portfolios) | Developing Opportunity Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		8.29%						(5.48%)		1.54%
(MSIF - Opportunity Portfolios) | Developing Opportunity Portfolio | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[40]	8.04%						(5.56%)		1.47%
(MSIF - Opportunity Portfolios) | Developing Opportunity Portfolio | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.99%						(4.07%)		1.17%
(MSIF - Opportunity Portfolios) | Developing Opportunity Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		2.29%						(6.79%)		0.31%
(MSIF - Opportunity Portfolios) | Developing Opportunity Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		6.10%						(6.50%)		0.44%
(MSIF - Opportunity Portfolios) | Developing Opportunity Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		8.30%						(5.44%)		1.59%
(MSIF - Opportunity Portfolios) | Global Opportunity Portfolio | MSCI All Country World Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[41]	22.34%						11.19%												11.72%																					7.67% [42]
(MSIF - Opportunity Portfolios) | Global Opportunity Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent	[43]	12.40%						4.67%												14.19%																					12.78%
(MSIF - Opportunity Portfolios) | Global Opportunity Portfolio | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[43],[44]	9.89%						2.50%												12.74%																					11.58%
(MSIF - Opportunity Portfolios) | Global Opportunity Portfolio | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[43]	9.10%						3.14%												11.55%																					10.72%
(MSIF - Opportunity Portfolios) | Global Opportunity Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		6.20%						3.25%												13.23%																	14.83%
(MSIF - Opportunity Portfolios) | Global Opportunity Portfolio | Class L
Prospectus [Line Items]
Average Annual Return, Percent	[43]	11.96%						4.28%												13.76%																					12.37%
(MSIF - Opportunity Portfolios) | Global Opportunity Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		10.32%						3.63%												13.21%					12.89%	[45]
(MSIF - Opportunity Portfolios) | Global Opportunity Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		12.51%						4.76%												14.26%							15.37%
(MSIF - Opportunity Portfolios) | International Advantage Portfolio | MSCI All Country World ex USA Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[46]	32.39%						7.91%												8.41%															5.98%	[47]
(MSIF - Opportunity Portfolios) | International Advantage Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		15.74%						1.68%												10.16%															9.69%
(MSIF - Opportunity Portfolios) | International Advantage Portfolio | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[48]	15.84%						1.50%												9.91%															9.09%
(MSIF - Opportunity Portfolios) | International Advantage Portfolio | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.42%						1.32%												8.37%															7.97%
(MSIF - Opportunity Portfolios) | International Advantage Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		9.34%						0.30%												9.23%															8.98%
(MSIF - Opportunity Portfolios) | International Advantage Portfolio | Class L
Prospectus [Line Items]
Average Annual Return, Percent		14.77%						0.81%												9.22%															8.78%
(MSIF - Opportunity Portfolios) | International Advantage Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		13.56%						0.66%												9.19%					8.36%	[49]
(MSIF - Opportunity Portfolios) | International Advantage Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		15.85%						1.78%							6.40%
(MSIF - Opportunity Portfolios) | International Opportunity Portfolio | MSCI All Country World ex USA Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[50]	32.39%						7.91%												8.41%																		6.22% [51]
(MSIF - Opportunity Portfolios) | International Opportunity Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		12.64%						(2.80%)												9.35%																		9.58%
(MSIF - Opportunity Portfolios) | International Opportunity Portfolio | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[52]	12.75%						(3.22%)												9.07%																		9.20%
(MSIF - Opportunity Portfolios) | International Opportunity Portfolio | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.59%						(2.13%)												7.68%																		8.07%
(MSIF - Opportunity Portfolios) | International Opportunity Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		6.40%						(4.15%)												8.42%																		8.87%
(MSIF - Opportunity Portfolios) | International Opportunity Portfolio | Class L
Prospectus [Line Items]
Average Annual Return, Percent		11.72%						(3.63%)												8.42%																		8.67%
(MSIF - Opportunity Portfolios) | International Opportunity Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		10.46%						(3.82%)												8.37%					7.69%	[53]
(MSIF - Opportunity Portfolios) | International Opportunity Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		12.71%						(2.73%)												9.41%							9.74%
(MSIF - Applied Equity Portfolios) | Global Concentrated Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[54]	17.07%						10.76%										11.80%
(MSIF - Applied Equity Portfolios) | Global Concentrated Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.78%						8.79%										9.99%
(MSIF - Applied Equity Portfolios) | Global Concentrated Portfolio | MSCI World Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[55]	21.09%						12.15%										12.49%	[56]
(MSIF - Applied Equity Portfolios) | Global Concentrated Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		17.59%						11.13%										12.06%
(MSIF - Applied Equity Portfolios) | Global Concentrated Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		11.13%						9.61%										11.08%
(MSIF - Applied Equity Portfolios) | Global Concentrated Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		15.36%						9.96%										11.01%
(MSIF - Applied Equity Portfolios) | Global Concentrated Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		17.66%						11.17%										12.12%
(MSIF - Applied Equity Portfolios) | Global Core Portfolio | MSCI World Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[57]	21.09%						12.15%										12.49%	[58]
(MSIF - Applied Equity Portfolios) | Global Core Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		17.96%						10.35%										10.87%
(MSIF - Applied Equity Portfolios) | Global Core Portfolio | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[59]	17.31%						9.94%										10.58%
(MSIF - Applied Equity Portfolios) | Global Core Portfolio | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.08%						8.15%										8.93%
(MSIF - Applied Equity Portfolios) | Global Core Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		11.42%						8.80%										9.86%
(MSIF - Applied Equity Portfolios) | Global Core Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		15.62%						9.13%										9.79%
(MSIF - Applied Equity Portfolios) | Global Core Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		18.04%						10.39%										10.91%
(MSIF - Applied Equity Portfolios) | US Core Portfolio | MSCI World Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[60]	17.88%						14.42%										15.06%	[61]
(MSIF - Applied Equity Portfolios) | US Core Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		16.48%						13.93%										14.39%
(MSIF - Applied Equity Portfolios) | US Core Portfolio | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[62]	16.48%						13.89%										14.24%
(MSIF - Applied Equity Portfolios) | US Core Portfolio | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.76%						11.19%										12.07%
(MSIF - Applied Equity Portfolios) | US Core Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		10.04%						12.37%										13.38%
(MSIF - Applied Equity Portfolios) | US Core Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		14.26%						12.74%										13.31%
(MSIF - Applied Equity Portfolios) | US Core Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		16.54%						13.97%										14.43%
(MSIF - Growth Portfolio - Class IR) | Growth Portfolio | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[63]	18.56%						15.32%							17.79%	[64]
(MSIF - Growth Portfolio - Class IR) | Growth Portfolio | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[65]	17.37%						13.59%							14.19%	[64]
(MSIF - Growth Portfolio - Class IR) | Growth Portfolio | Class IR
Prospectus [Line Items]
Average Annual Return, Percent		24.90%						1.87%							13.06%
(MSIF - Growth Portfolio - Class IR) | Growth Portfolio | Class IR | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[66]	24.90%						0.11%							10.80%
(MSIF - Growth Portfolio - Class IR) | Growth Portfolio | Class IR | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.74%						0.95%							9.96%
(MSIF - Opportunity Portfolios - Class IR) | Global Opportunity Portfolio | MSCI All Country World Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[67]	22.34%						11.19%							11.18%	[68]
(MSIF - Opportunity Portfolios - Class IR) | Global Opportunity Portfolio | Class IR
Prospectus [Line Items]
Average Annual Return, Percent		12.53%						4.75%							10.78%
(MSIF - Opportunity Portfolios - Class IR) | Global Opportunity Portfolio | Class IR | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[69]	10.04%						2.60%							9.19%
(MSIF - Opportunity Portfolios - Class IR) | Global Opportunity Portfolio | Class IR | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.16%						3.20%							8.38%
(MSIF - Opportunity Portfolios - Class IR) | International Opportunity Portfolio | MSCI All Country World ex USA Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[70]	32.39%						7.91%							7.40%	[71]
(MSIF - Opportunity Portfolios - Class IR) | International Opportunity Portfolio | Class IR
Prospectus [Line Items]
Average Annual Return, Percent		12.74%						(2.74%)							4.88%
(MSIF - Opportunity Portfolios - Class IR) | International Opportunity Portfolio | Class IR | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[72]	12.86%						(3.15%)							4.57%
(MSIF - Opportunity Portfolios - Class IR) | International Opportunity Portfolio | Class IR | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.66%						(2.08%)							3.83%
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Passport Overseas Equity Portfolio | MSCI All Country World ex USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[73]	32.39%						7.91%			6.28%	[74]								8.41%
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Passport Overseas Equity Portfolio | Active International Allocation Blend Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[75]	32.39%						7.91%			6.13%	[74]								8.05%
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Passport Overseas Equity Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		38.53%						6.04%												8.46%																									6.46%
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Passport Overseas Equity Portfolio | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[76]	34.78%						4.75%												7.67%																									5.32%
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Passport Overseas Equity Portfolio | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		25.73%						4.66%												6.87%																									5.05%
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Passport Overseas Equity Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		30.80%						4.58%												7.53%																							5.71%
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Passport Overseas Equity Portfolio | Class L
Prospectus [Line Items]
Average Annual Return, Percent		37.39%						5.14%												7.53%											7.54%
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Passport Overseas Equity Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		36.02%						4.88%												7.43%					5.84%	[77]
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Passport Overseas Equity Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		38.54%						6.11%			10.79%
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Leaders Portfolio | MSCI Emerging Markets Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[78]	33.57%						4.20%												8.42%														3.89% [79]
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Leaders Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		10.61%						(2.99%)												6.82%														4.82%
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Leaders Portfolio | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[80]	11.30%						(2.61%)												6.82%														4.81%
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Leaders Portfolio | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.96%						(1.88%)												5.74%														4.07%
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Leaders Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.34%						(4.36%)												5.86%														4.14%
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Leaders Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		8.30%						(4.04%)												5.79%					4.37%	[81]
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Leaders Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		10.63%						(2.93%)												6.88%														4.86%
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Portfolio | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[82]	33.57%						4.20%												8.42%							7.26%	[83]
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		32.24%						4.46%												7.32%																								7.27%
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Portfolio | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[84]	16.88%						1.30%												5.35%																								6.10%
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Portfolio | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		29.95%						3.48%												5.93%																								6.23%
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		24.89%						2.99%												6.40%																							6.13%
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Portfolio | Class L
Prospectus [Line Items]
Average Annual Return, Percent		31.18%						3.57%												6.40%												3.67%
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		30.19%						3.32%												6.30%					3.99%	[85]
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		32.25%						4.52%												7.40%							4.82%
(MSIF - Emerging Markets Equity Portfolios - Class IR) | Passport Overseas Equity Portfolio | MSCI All Country World ex USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[86]	32.39%						7.91%			9.02%	[87]
(MSIF - Emerging Markets Equity Portfolios - Class IR) | Passport Overseas Equity Portfolio | Class IR
Prospectus [Line Items]
Average Annual Return, Percent		38.59%						6.09%			10.78%
(MSIF - Emerging Markets Equity Portfolios - Class IR) | Passport Overseas Equity Portfolio | Class IR | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[88]	34.82%						4.70%			9.50%
(MSIF - Emerging Markets Equity Portfolios - Class IR) | Passport Overseas Equity Portfolio | Class IR | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		25.77%						4.61%			8.48%
(MSIF - Emerging Markets Equity Portfolios - Class IR) | Emerging Markets Leaders Portfolio | MSCI Emerging Markets Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[89]	33.57%					3.85% [90]
(MSIF - Emerging Markets Equity Portfolios - Class IR) | Emerging Markets Leaders Portfolio | Class IR
Prospectus [Line Items]
Average Annual Return, Percent		10.64%					(3.03%)
(MSIF - Emerging Markets Equity Portfolios - Class IR) | Emerging Markets Leaders Portfolio | Class IR | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[91]	11.33%					(2.63%)
(MSIF - Emerging Markets Equity Portfolios - Class IR) | Emerging Markets Leaders Portfolio | Class IR | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.98%					(1.89%)
(MSIF - Emerging Markets Equity Portfolios - Class IR) | Emerging Markets Portfolio | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[92]	33.57%						4.20%							5.67%	[93]
(MSIF - Emerging Markets Equity Portfolios - Class IR) | Emerging Markets Portfolio | Class IR
Prospectus [Line Items]
Average Annual Return, Percent		32.25%						4.52%							5.60%
(MSIF - Emerging Markets Equity Portfolios - Class IR) | Emerging Markets Portfolio | Class IR | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[94]	16.86%						1.24%							2.86%
(MSIF - Emerging Markets Equity Portfolios - Class IR) | Emerging Markets Portfolio | Class IR | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		29.99%						3.43%							4.22%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Franchise Portfolio | MSCI World Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[95]	21.09%						12.15%												12.17%																						8.40% [96]
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Franchise Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		0.23%						5.11%												9.44%																						10.36%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Franchise Portfolio | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[97]	(2.60%)						3.67%												8.13%																						9.25%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Franchise Portfolio | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.14%						3.96%												7.57%																						8.83%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Franchise Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(5.30%)						3.72%												8.58%																						9.83%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Franchise Portfolio | Class L
Prospectus [Line Items]
Average Annual Return, Percent		(0.58%)						4.32%												8.62%												8.43%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Franchise Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		(1.64%)						4.08%												8.52%			8.85%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Franchise Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		0.36%						5.21%												9.54%				9.03%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Stars Portfolio | MSCI World/MSCI All Country World Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[99]	22.34%						12.25%												12.22%									11.28%	[100]
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Stars Portfolio | MSCI All Country World Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[101]	22.34%						11.19%												11.72%									10.63%	[100]
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Stars Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		6.61%						7.25%												10.67%									10.32%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Stars Portfolio | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[102]	0.26%						4.61%												8.57%									8.48%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Stars Portfolio | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.17%						5.60%												8.47%									8.30%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Stars Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		0.68%						5.76%												9.70%									9.47%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Stars Portfolio | Class L
Prospectus [Line Items]
Average Annual Return, Percent		5.77%						6.35%												9.73%									9.39%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Stars Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		4.69%						6.09%												9.63%					9.04%	[103]
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Stars Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		6.67%						7.31%												10.71%							10.15%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Equity Portfolio | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[104]	31.22%						8.92%												8.18%																														5.34% [105]
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Equity Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		21.78%						5.53%												6.38%																														7.87%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Equity Portfolio | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[106]	7.68%						0.62%												3.29%																														5.98%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Equity Portfolio | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		21.13%						3.86%												4.78%																														6.40%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Equity Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		15.16%						4.13%												5.49%																							6.76%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Equity Portfolio | Class L
Prospectus [Line Items]
Average Annual Return, Percent		20.87%						4.65%												5.49%											6.00%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Equity Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		19.87%						4.37%												5.39%					4.12%	[107]
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Equity Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		21.82%						5.57%												6.41%							5.29%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Resilience Portfolio | MSCI All Country World ex USA Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[108]	32.29%	14.88% [109]
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Resilience Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		12.79%	8.68%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Resilience Portfolio | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[110]	11.81%	8.02%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Resilience Portfolio | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.25%	6.76%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Resilience Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		6.49%	6.63%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Resilience Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		10.61%	7.51%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Resilience Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		12.83%	8.75%

[1]
6	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an index of approximately 1,000 of the largest U.S. companies based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.

[2]
5	Since Inception reflects the inception date of Class I.

[3]
4	The Standard & Poor’s 500® Index (S&P 500® Index) measures the performance of the large cap segment of the U.S. equities market, covering approximately 80% of the U.S. equities market. The S&P 500® Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.

[4]
1	Performance shown for the Fund’s Class I and Class L shares reflects the performance of the Class I and Class C shares, respectively, of the Predecessor Fund for periods prior to May 21, 2010.

[5]
2	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[6]
3	Class C shares will generally automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

[7]
2	The MSCI All Country World Net Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[8]
3	Since Inception reflects the inception date of the Fund.

[9]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[10]
3	The MSCI All Country World Net Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[11]
4	Since Inception reflects the inception date of Class I.

[12]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[13]
2	Class C shares will generally automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

[14]
2	The MSCI All Country World Net Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[15]
3	Since Inception reflects the inception date of the Fund.

[16]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[17]
5	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in an index.

[18]
4	Since Inception reflects the inception date of Class I.

[19]
3	The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

[20]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[21]
2	Class C shares will generally automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

[22]
5	The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market capitalization and current index membership. It is not possible to invest directly in an index.

[23]
4	Since Inception reflects the inception date of Class I.

[24]
3	The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included. It is not possible to invest directly in an index.

[25]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[26]
2	Class C shares will generally automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

[27]
2	The Standard & Poor’s 500® Index (S&P 500® Index) measures the performance of the large cap segment of the U.S. equities market, covering approximately 80% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

[28]
3	Since Inception reflects the inception date of the Fund.

[29]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[30]
2	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies designed to represent approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included. It is not possible to invest directly in an index.

[31]
3	Since Inception reflects the inception date of the Fund.

[32]
4	The Russell 3000® Health Care Net Index is a capitalization-weighted index of companies involved in medical services or health care. It is not possible to invest directly in an index.

[33]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[34]
3	The MSCI All Country Asia ex Japan Net Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Asia, excluding Japan. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[35]
4	Since Inception reflects the inception date of the Fund.

[36]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[37]
2	Class C shares will generally automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

[38]
2	The MSCI Emerging Markets Net Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI Emerging Markets Net Index currently consists of 24 emerging market country indices. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[39]
3	Since Inception reflects the inception date of the Fund.

[40]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[41]
4	The MSCI All Country World Net Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[42]
5	Since Inception reflects the inception date of Class I.

[43]
1	Performance shown for the Fund’s Class I and Class L shares reflects the performance of the Class I and Class C shares, respectively, of the Predecessor Fund for periods prior to May 21, 2010.

[44]
2	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[45]
3	Class C shares will generally automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

[46]
3	The MSCI All Country World ex USA Net Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[47]
4	Since Inception reflects the inception date of Class I.

[48]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[49]
2	Class C shares will generally automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

[50]
3	The MSCI All Country World ex USA Net Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[51]
4	Since Inception reflects the inception date of Class I.

[52]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[53]
2	Class C shares will generally automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

[54]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[55]
2	The MSCI World Net Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Net Index currently consists of 23 developed market country indices. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[56]
3	Since Inception reflects the inception date of the Fund.

[57]
2	The MSCI World Net Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Net Index currently consists of 23 developed market country indices. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[58]
3	Since Inception reflects the inception date of the Fund.

[59]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[60]
2	The Standard & Poor’s 500® Index (S&P 500® Index) measures the performance of the large cap segment of the U.S. equities market, covering approximately 80% of the U.S. equities market. The S&P 500® Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.

[61]
3	Since Inception reflects the inception date of the Fund.

[62]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[63]
4	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in an index.

[64]
3	Since Inception reflects the inception date of Class IR.

[65]
2	The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

[66]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[67]
2	The MSCI All Country World Net Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[68]
3	Since Inception reflects the inception date of Class IR.

[69]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[70]
2	The MSCI All Country World ex USA Net Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[71]
3	Since Inception reflects the inception date of Class IR.

[72]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[73]
3	The MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Returns, including periods prior to January 1, 2001, are calculated using the return data of the MSCI All Country World ex USA Index (gross dividends) through December 31, 2000 and the return data of the MSCI All Country World ex USA Index (net dividends) after December 31, 2000. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[74]
4	Since Inception reflects the inception date of Class I.

[75]
5	The Active International Allocation Blend Index is a performance linked benchmark of the old and new benchmark of the Fund, the old benchmark represented by MSCI EAFE Index (index that is designed to measure the international equity market performance of developed markets, excluding the United States and Canada) from the Fund’s inception to December 31, 2016 and the new benchmark represented by MSCI All Country World ex USA Index for periods thereafter. It is not possible to invest directly in an index.

[76]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[77]
2	Class C shares will generally automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

[78]
4	The MSCI Emerging Markets Net Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI Emerging Markets Net Index currently consists of 24 emerging market countries. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[79]
5	Since Inception reflects the inception date of Class I.

[80]
2	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[81]
3	Class C shares will generally automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

[82]
3	The MSCI Emerging Markets Net Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI Emerging Markets Net Index currently consists of 24 emerging market countries. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[83]
4	Since Inception reflects the inception date of Class I.

[84]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[85]
2	Class C shares will generally automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

[86]
2	The MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[87]
3	Since Inception reflects the inception date of Class IR.

[88]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[89]
2	The MSCI Emerging Markets Net Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI Emerging Markets Net Index currently consists of 24 emerging market countries. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[90]
3	Since Inception reflects the inception date of Class IR.

[91]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[92]
2	The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI Emerging Markets Index currently consists of 24 emerging market countries. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[93]
3	Since Inception reflects the inception date of Class IR.

[94]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[95]
3	The MSCI World Net Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Net Index currently consists of 23 developed market country indices. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[96]
4	Since Inception reflects the inception date of Class I.

[97]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[98]
2	Class C shares will generally automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

[99]
5	The MSCI World/MSCI All Country World Blended Index is a performance linked benchmark of the old and new benchmark of the Fund. The old benchmark represented by MSCI World Index (benchmark that is designed to measure the global equity market performance of developed markets) for periods from the Fund’s inception to June 26, 2024 and the new benchmark represented by MSCI All Country World Index for periods thereafter. It is not possible to invest directly in an index.

[100]
4	Since Inception reflects the inception date of Class I.

[101]
3	The MSCI All Country World Net Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[102]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[103]
2	Class C shares will generally automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

[104]
3	The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the United States and Canada. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 21 developed market country indices. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[105]
4	Since Inception reflects the inception date of Class I.

[106]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[107]
2	Class C shares will generally automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

[108]
2	The MSCI All Country World ex USA Net Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[109]
3	Since Inception reflects the inception date of Class I.

[110]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.